Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segmental analysis
Total revenue	£ 9,436	£ 7,495	£ 7,352
Operating segment
Segmental analysis
Total revenue	9,436	7,495	7,352
UK Personal & Business Banking
Segmental analysis
Total revenue	5,291	5,210	4,934
UK Personal & Business Banking | Operating segment
Segmental analysis
Total revenue	5,291	5,214	4,949
UK Personal & Business Banking | Inter segment
Segmental analysis
Total revenue		(4)	(15)
Commercial and Private Banking (CPB)
Segmental analysis
Total revenue	3,004	2,180	2,123
Commercial and Private Banking (CPB) | Operating segment
Segmental analysis
Total revenue	2,960	2,134	2,069
Commercial and Private Banking (CPB) | Inter segment
Segmental analysis
Total revenue	44	46	54
Commercial Banking
Segmental analysis
Total revenue	2,337	1,490	1,405
Commercial Banking | Operating segment
Segmental analysis
Total revenue	2,313	1,474	1,393
Commercial Banking | Inter segment
Segmental analysis
Total revenue	24	16	12
Private Banking
Segmental analysis
Total revenue	667	690	718
Private Banking | Operating segment
Segmental analysis
Total revenue	647	660	676
Private Banking | Inter segment
Segmental analysis
Total revenue	20	30	42
Central Items and other
Segmental analysis
Total revenue	1,141	105	295
Central Items and other | Operating segment
Segmental analysis
Total revenue	1,185	147	334
Central Items and other | Inter segment
Segmental analysis
Total revenue	£ (44)	£ (42)	£ (39)